Loss Sharing Agreements and FDIC Loss Share Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Loss Sharing Agreements and FDIC Loss Share Receivable [Abstract]
Schedule of FDIC Loss Share Receivables
The following is a summary of the year-to-date activity for the FDIC loss share receivables:

	December 31
(Dollars in thousands)	2016	2015
Balance at beginning of period	$39,878	$69,627
Reversal of loan loss provision recorded on FDIC covered loans	(1,497)	(1,360)
Amortization	(16,024)	(23,500)
Submission of reimbursable losses to the FDIC	(1,945)	(2,444)
Impairment	(20,402)	—
Changes due to a change in cash flow assumptions on OREO and other changes	(10)	(2,445)
Balance at end of period	$—	$39,878